PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

    The 2012 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

	Variable Accounts
	I	IV	VII	X	XI	XII	XIII	XIV
ASSETS
Investments in mutual funds, at value:
Cash Management Portfolio Class I	$799,883
Inflation Managed Portfolio Class I		$742,048
Main Street® Core Portfolio Class I			$12,105,879
Managed Bond Portfolio Class I				$6,686,808
High Yield Bond Portfolio Class I					$126,415
Equity Index Portfolio Class I						$1,466,833
International Value Portfolio Class I							$590,274
Growth LT Portfolio Class I								$1,735,554
Receivables:
Investments sold	27	25	400	228	4	48	19	57
Total Assets	799,910	742,073	12,106,279	6,687,036	126,419	1,466,881	590,293	1,735,611
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	27	25	400	228	4	48	19	57
Other	1,305	831	4,004	2,505	206	2,957	700	1,972
Total Liabilities	1,332	856	4,404	2,733	210	3,005	719	2,029
NET ASSETS	$798,578	$741,217	$12,101,875	$6,684,303	$126,209	$1,463,876	$589,574	$1,733,582
Units Outstanding	344,188	163,513	3,575,973	2,309,888	53,068	470,475	471,605	536,021
Accumulation Unit Value	$2.32	$4.53	$3.38	$2.89	$2.38	$3.11	$1.25	$3.23
Cost of Investments	$795,438	$748,659	$11,511,367	$6,250,335	$124,109	$1,117,540	$756,116	$1,929,308
Shares Owned in each Portfolio	79,311	72,531	656,907	592,184	20,999	49,631	67,429	138,824

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts
	I	IV	VII	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends from mutual fund investments	$8	$17,231	$-	$186,155	$4,636	$4,128	$4,738	$2,782

EXPENSES

Mortality and expense risk	4,871	4,149	73,705	41,441	781	8,851	3,610	10,657
Operating expenses	164	140	2,477	1,393	26	297	121	358
Total Expenses	5,035	4,289	76,182	42,834	807	9,148	3,731	11,015

Net Investment Income (Loss)	(5,027)	12,942	(76,182)	143,321	3,829	(5,020)	1,007	(8,233)

REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on sale of mutual fund investments	125	(150)	25,337	22,932	(1,493)	11,995	(27,547)	30,855
Capital gain distributions from mutual fund investments	-	119,664	539,701	7,679	-	-	-	610,167

Realized Gain (Loss)	125	119,514	565,038	30,611	(1,493)	11,995	(27,547)	641,022

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(133)	(98,041)	501,287	175,703	5,558	118,151	47,709	(470,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,035)	$34,415	$990,143	$349,635	$7,894	$125,126	$21,169	$162,198

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	I		IV		VII		X		XI

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($5,027)	($10,366)	$12,942	$32,826	($76,182)	($1,241)	$143,321	$355,790	$3,829	$14,178
Realized gain (loss)	125	106	119,514	47,901	565,038	1,015,078	30,611	241,764	(1,493)	(142)
Change in net unrealized appreciation (depreciation) on investments	(133)	(109)	(98,041)	(6,086)	501,287	(1,110,838)	175,703	(401,686)	5,558	(9,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,035)	(10,369)	34,415	74,641	990,143	(97,001)	349,635	195,868	7,894	4,164

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	1,073	252	-	-	56,472	39,930	865	17,510	-	-
Transfers between variable and fixed accounts, net	(31,232)	70,999	46,239	31,633	(74,163)	(257,145)	(69,116)	(256,003)	(13,760)	21,227
Contract charges and deductions	(7,901)	(36,717)	(6,723)	(72,168)	(125,962)	(320,297)	(171,695)	(263,987)	(6,199)	(14,976)
Surrenders	(8,809)	(13,207)	(15,156)	(85,617)	(635,409)	(980,477)	(796,661)	(344,867)	(428)	(35,456)
Other	4	2	(44)	46	(164)	(31)	142	(194)	(37)	(4)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(46,865)	21,329	24,316	(126,106)	(779,226)	(1,518,020)	(1,036,465)	(847,541)	(20,424)	(29,209)

NET INCREASE (DECREASE) IN NET ASSETS	(51,900)	10,960	58,731	(51,465)	210,917	(1,615,021)	(686,830)	(651,673)	(12,530)	(25,045)

NET ASSETS
Beginning of Year or Period	850,478	839,518	682,486	733,951	11,890,958	13,505,979	7,371,133	8,022,806	138,739	163,784
End of Year or Period	$798,578	$850,478	$741,217	$682,486	$12,101,875	$11,890,958	$6,684,303	$7,371,133	$126,209	$138,739

(1) Unaudited.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	XII		XIII		XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,020)	$25,537	$1,007	$57,213	($8,233)	($3,306)
Realized gain (loss)	11,995	3,590	(27,547)	(38,858)	641,022	83,005
Change in net unrealized appreciation (depreciation) on investments	118,151	(23,258)	47,709	(122,879)	(470,591)	(225,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	125,126	5,869	21,169	(104,524)	162,198	(145,759)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	22,835	-	1,751	430	1,401	5
Transfers between variable and fixed accounts, net	(53,908)	9,743	(13,288)	(45,318)	(93,709)	(74,817)
Contract charges and deductions	(41,734)	(28,151)	(5,580)	(7,342)	(5,986)	(27,397)
Surrenders	(20,449)	(52,586)	(33,985)	(39,334)	(108,377)	(105,227)
Other	(244)	(41)	(49)	917	(169)	2,365

Net Decrease in Net Assets Derived from Account Transactions	(93,500)	(71,035)	(51,151)	(90,647)	(206,840)	(205,071)

NET INCREASE (DECREASE) IN NET ASSETS	31,626	(65,166)	(29,982)	(195,171)	(44,642)	(350,830)

NET ASSETS
Beginning of Year or Period	1,432,250	1,497,416	619,556	814,727	1,778,224	2,129,054
End of Year or Period	$1,463,876	$1,432,250	$589,574	$619,556	$1,733,582	$1,778,224

(1) Unaudited.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)
I
01/01/2012 - 06/30/2012 (Unaudited) (4)	$2.32	344,188	$798,578	0.00%	1.23%	(0.61%)
2011	2.33	364,329	850,478	0.00%	1.23%	(1.22%)
2010	2.36	355,249	839,518	0.01%	1.23%	(1.28%)
2009	2.39	370,878	887,774	0.25%	1.23%	(1.05%)
2008	2.42	522,558	1,264,179	2.10%	1.23%	1.11%
2007	2.39	575,243	1,376,356	4.91%	1.24%	3.70%
IV
01/01/2012 - 06/30/2012 (Unaudited)	$4.53	163,513	$741,217	4.92%	1.23%	5.07%
2011	4.31	158,185	682,486	5.70%	1.23%	10.49%
2010	3.90	187,957	733,951	2.00%	1.23%	7.45%
2009	3.63	188,490	685,006	4.14%	1.23%	19.51%
2008	3.04	178,532	542,919	2.76%	1.23%	(10.45%)
2007	3.40	227,960	774,128	4.18%	1.24%	8.79%
VII
01/01/2012 - 06/30/2012 (Unaudited)	$3.38	3,575,973	$12,101,875	0.00%	1.23%	8.34%
2011	3.12	3,806,822	11,890,958	1.22%	1.23%	(0.75%)
2010	3.15	4,291,447	13,505,979	2.39%	1.22%	14.84%
2009	2.74	856,545	2,347,372	1.53%	1.23%	27.78%
2008	2.14	927,110	1,988,460	1.34%	1.23%	(39.62%)
2007	3.55	1,076,091	3,822,390	1.06%	1.24%	3.12%
X
01/01/2012 - 06/30/2012 (Unaudited)	$2.89	2,309,888	$6,684,303	5.34%	1.23%	5.09%
2011	2.75	2,676,908	7,371,133	5.89%	1.23%	2.58%
2010	2.68	2,988,599	8,022,806	3.47%	1.23%	7.63%
2009	2.49	2,982,086	7,437,873	6.61%	1.23%	19.53%
2008	2.09	3,241,818	6,764,527	4.46%	1.23%	(2.91%)
2007	2.15	3,483,955	7,487,539	4.42%	1.24%	7.20%
XI
01/01/2012 - 06/30/2012 (Unaudited)	$2.38	53,068	$126,209	7.05%	1.23%	5.93%
2011	2.25	61,794	138,739	10.91%	1.23%	2.16%
2010	2.20	74,521	163,784	7.65%	1.23%	13.12%
2009	1.94	75,309	146,313	8.03%	1.23%	38.16%
2008	1.41	70,347	98,921	9.11%	1.23%	(23.15%)
2007	1.83	55,697	101,914	7.46%	1.24%	1.18%
XII
01/01/2012 - 06/30/2012 (Unaudited)	$3.11	470,475	$1,463,876	0.55%	1.23%	8.67%
2011	2.86	500,237	1,432,250	2.93%	1.23%	0.58%
2010	2.85	526,036	1,497,416	1.96%	1.23%	13.40%
2009	2.51	613,235	1,539,306	1.79%	1.23%	24.82%
2008	2.01	612,225	1,231,216	1.93%	1.23%	(38.12%)
2007	3.25	648,443	2,107,365	1.78%	1.24%	3.94%
XIII
01/01/2012 - 06/30/2012 (Unaudited)	$1.25	471,605	$589,574	1.56%	1.23%	3.02%
2011	1.21	510,579	619,556	8.91%	1.23%	(13.88%)
2010	1.41	578,232	814,727	2.73%	1.23%	1.33%
2009	1.39	593,613	825,398	2.45%	1.23%	26.44%
2008	1.10	585,643	644,048	2.48%	1.23%	(48.42%)
2007	2.13	740,760	1,579,482	2.11%	1.24%	4.94%
XIV
01/01/2012 - 06/30/2012 (Unaudited)	$3.23	536,021	$1,733,582	0.31%	1.23%	9.06%
2011	2.97	599,626	1,778,224	1.06%	1.23%	(7.11%)
2010	3.19	666,908	2,129,054	1.09%	1.23%	9.88%
2009	2.91	823,569	2,392,765	1.05%	1.23%	35.61%
2008	2.14	833,152	1,785,025	0.48%	1.23%	(41.68%)
2007	3.67	899,579	3,304,587	0.43%	1.24%	14.21%
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invest. Such distributions have no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest. The investment income ratios for periods less than one full year are annualized.
(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).
(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.
(4)	Investment income ratio represents less than 0.005%.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (See Note 3) as follows:

Variable Accounts	Portfolios	Variable Accounts	Portfolios

I	Cash Management Portfolio	XI	High Yield Bond Portfolio

IV	Inflation Managed Portfolio	XII	Equity Index Portfolio

VII	Main Street® Core Portfolio	XIII	International Value Portfolio

X	Managed Bond Portfolio	XIV	Growth LT Portfolio

Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2012, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees,

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the period ended June 30, 2012, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders, and maintenance fees and any state premium tax are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the period ended June 30, 2012, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.65% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Portfolios of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each Portfolio.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2012, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales

I	$1,051	$52,947	XI	$7,305	$23,888
IV	180,319	23,352	XII	24,547	122,818
VII	637,596	953,009	XIII	15,600	65,721
X	195,122	1,080,489	XIV	664,062	268,803

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings

Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2012, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2012 and for the year ended December 31, 2011 were as follows:

		2012			2011

Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

I	462	(20,603)	(20,141)	32,574	(23,494)	9,080
IV	10,583	(5,255)	5,328	10,839	(40,611)	(29,772)
VII	34,889	(265,738)	(230,849)	104,561	(589,186)	(484,625)
X	4,666	(371,686)	(367,020)	15,770	(327,461)	(311,691)
XI	1,167	(9,893)	(8,726)	25,346	(38,073)	(12,727)
XII	12,733	(42,495)	(29,762)	41,305	(67,104)	(25,799)
XIII	8,465	(47,439)	(38,974)	26,926	(94,579)	(67,653)
XIV	15,945	(79,550)	(63,605)	2,146	(69,428)	(67,282)

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report

as of June 30, 2012

• Pacific Corinthian Variable

  Separate Account of

  Pacific Life Insurance Company

Form No.	1211-12A